Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Current:
Federal	$ 1,245,000	$ (8,892,000)	$ 97,000
International	11,286,000	10,862,000	15,168,000
State and local	(1,629,000)	229,000	2,102,000
Total current income tax expense	10,902,000	2,199,000	17,367,000
Deferred:
Federal	(2,112,000)	2,495,000	1,975,000
International	3,088,000	366,000	(1,164,000)
State and local	670,000	(956,000)	310,000
Total deferred income tax expense	1,646,000	1,905,000	1,121,000
Income tax provision (benefit)
Total tax expense	12,548,000	4,104,000	18,488,000
Earnings before income taxes
United States	(26,977,000)	(37,941,000)	(133,000)
International	35,135,000	33,018,000	39,670,000
Income (loss) before income taxes	8,158,000	(4,923,000)	39,537,000
Differences between the actual tax expense and tax expense computed at the statutory U.S. Federal tax rate
Federal income tax expense	2,855,000	(1,723,000)	13,838,000
State and local income taxes, net of federal tax benefit	236,000	(607,000)	1,783,000
Country mix impacts of foreign operations	(3,115,000)	(2,358,000)	524,000
Withholding taxes	4,534,000	1,842,000
Change in valuation allowance on deferred tax assets	(87,000)	(441,000)	(911,000)
Effect of non deductible meals and entertainment	469,000	368,000	322,000
Non-deductible paid-in-kind interest	8,365,000	7,145,000	5,040,000
Income tax reserve adjustments	(687,000)	(83,000)	(671,000)
Foreign dividends	1,305,000
Officers compensation	1,033,000
Domestic production activities deduction	(479,000)
Foreign tax credit	(2,187,000)
Other items, net	306,000	(39,000)	(1,437,000)
Total tax expense	12,548,000	4,104,000	18,488,000
Current Asset (Liability)
Accrued salaries and benefits	6,100,000	6,550,000
Allowance for doubtful accounts	3,163,000	4,939,000
Plant shutdown, idle facilities, and environmental costs	276,000	350,000
Tax credit and loss carryforward benefit	271,000	1,399,000
Accrued warranty reserve	3,338,000	2,560,000
Other accrued reserves	762,000	475,000
Property, plant and equipment	842,000	780,000
Intangible assets	293,000	(327,000)
Cash discounts	7,083,000	5,325,000
Inventory	2,062,000	1,620,000
All other	(582,000)	1,952,000
Deferred tax assets (liabilities) gross, current	23,608,000	25,623,000
Valuation allowance	(5,029,000)	(4,274,000)
Deferred tax assets (liabilities) net, current	18,579,000	21,349,000
Noncurrent Asset (Liability)
Accrued salaries and benefits	7,599,000	8,667,000
Plant shutdown, idle facilities, and environmental costs	353,000	394,000
Tax credit and loss carryforward benefit	20,646,000	23,459,000
Accrued warranty reserve	2,657,000	2,316,000
Property, plant and equipment	(16,299,000)	(18,133,000)
Intangible assets	(8,778,000)	(9,075,000)
Debt financing costs	585,000	789,000
Pension obligation	8,170,000	6,313,000
All other	1,849,000	1,187,000
Deferred tax assets (liabilities) gross, noncurrent	16,782,000	15,917,000
Valuation allowance	(12,930,000)	(14,694,000)
Deferred tax assets (liabilities) net, noncurrent	3,852,000	1,223,000
Valuation Allowance
Valuation allowance against deferred tax assets	18,000,000	19,000,000
Unused tax affected state net operating loss and tax credit benefits	7,400,000
Valuation allowance against amount of tax affected benefits	7,400,000
Undistributed foreign earnings	51,000,000
Additional income tax related to undistributed foreign earnings	4,400,000
Deferred tax liabilities related to undistributed foreign earnings	3,000,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	13,922,000	14,770,000
Gross increases-tax positions related to the current year	1,608,000	1,737,000
Gross increases-tax positions related to the prior year		76,000
Gross decreases-tax positions related to the prior year	(1,000)	(208,000)
Decreases for lapses in statutes of limitations	(1,487,000)	(2,256,000)
Decreases for settlements with taxing authorities	(1,742,000)	(197,000)
Unrecognized tax benefits, end of year	12,300,000	13,922,000	14,770,000
Net change	(1,622,000)	(848,000)
Amount of unrecognized tax benefits that, if recognized, would favourably impact the effective tax rate in future periods	4,500,000
Additional interest and penalties, recorded as a component of income tax expense
Additional (reduction in) interest, net	16,000	15,000
Additional (reduction in) penalties	(396,000)	(281,000)
Accrued interest and penalties related to the entity's uncertain tax positions
Accrued interest	3,707,000	3,691,000
Accrued penalties	1,495,000	1,891,000
Decrease in the liability for uncertain tax positions due to expiration of income tax statutes of limitations	$ 800,000